FINANCIAL INSTRUMENTS - Fair Value (Details) - Long-term investment - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 78,523	$ 282,509
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	50,000	166,667
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	28,523	115,842
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 0	$ 0